Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
May 31, 2022
SHI-NPRT3-0722
1.834744.116
Corporate Bonds - 90.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp. 3.375% 8/15/26	2,188,000	1,649,391
Nonconvertible Bonds - 90.3%
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	900,395
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	805,963
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	1,917,007
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,383,350
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,263,688
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,954,022
		12,224,425
Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (b)	670,000	646,578
Automotive & Auto Parts - 1.8%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,087,438
Dana, Inc. 4.5% 2/15/32	365,000	312,641
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	335,507
2.9% 2/10/29	360,000	307,883
4% 11/13/30	1,710,000	1,539,000
4.687% 6/9/25	1,005,000	991,051
5.113% 5/3/29	650,000	633,503
5.125% 6/16/25	660,000	659,776
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	136,400
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	390,688
		6,393,887
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	191,675
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,177,267
		1,368,942
Broadcasting - 1.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	650,000	214,500
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	420,779
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	320,915
5% 8/1/27 (b)	1,160,000	1,152,750
5.5% 7/1/29 (b)	2,845,000	2,825,924
TEGNA, Inc.:
4.625% 3/15/28	1,270,000	1,243,965
5% 9/15/29	240,000	237,000
		6,415,833
Building Materials - 1.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,804,800
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	350,000	312,102
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,485,000	1,337,844
		3,454,746
Cable/Satellite TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	176,440
4.5% 8/15/30 (b)	780,000	704,418
4.5% 5/1/32	2,370,000	2,085,126
4.5% 6/1/33 (b)	730,000	628,227
5% 2/1/28 (b)	4,914,000	4,760,855
CSC Holdings LLC:
3.375% 2/15/31 (b)	4,195,000	3,403,194
4.125% 12/1/30 (b)	5,000	4,293
5.375% 2/1/28 (b)	700,000	665,000
5.5% 4/15/27 (b)	1,961,000	1,963,373
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,632,961
		16,023,887
Chemicals - 4.8%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,143,000
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,529,588
5.25% 12/15/29	130,000	124,540
5.65% 12/1/44	1,034,000	821,513
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,960,000	1,906,433
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	814,763
Olin Corp.:
5% 2/1/30	1,944,000	1,894,428
5.125% 9/15/27	2,525,000	2,524,748
SPCM SA 3.125% 3/15/27 (b)	360,000	313,200
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,863,363
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,284,863
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	588,905
5.625% 10/1/24 (b)	1,246,000	1,239,770
		17,049,114
Consumer Products - 0.4%
Mattel, Inc. 3.75% 4/1/29 (b)	630,000	605,178
Newell Brands, Inc. 5.625% 4/1/36 (c)	565,000	537,078
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	312,788
		1,455,044
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	1,155,000	1,077,580
Ball Corp. 3.125% 9/15/31	1,280,000	1,118,144
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	180,000	160,149
OI European Group BV 4.75% 2/15/30 (b)	370,000	325,156
		2,681,029
Diversified Financial Services - 5.6%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	905,000	661,546
3.625% 10/1/31 (b)	2,005,000	1,353,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,445,181
6.25% 5/15/26	3,149,000	3,169,315
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	906,215
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,315,275
MSCI, Inc. 3.25% 8/15/33 (b)	285,000	248,417
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,202,131
3.875% 9/15/28	1,435,000	1,243,112
6.875% 3/15/25	1,585,000	1,610,867
7.125% 3/15/26	624,000	638,976
		19,794,410
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,765,000	1,572,086
Energy - 15.4%
Apache Corp.:
4.25% 1/15/30	244,000	235,533
5.1% 9/1/40	686,000	640,017
5.25% 2/1/42	1,030,000	919,275
5.35% 7/1/49	170,000	149,600
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)	365,000	319,083
4% 3/1/31	1,355,000	1,251,681
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,197,900
CNX Midstream Partners LP 4.75% 4/15/30 (b)	150,000	133,759
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	190,000	182,400
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,912,043
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,120,630
5.75% 4/1/25	3,871,000	3,838,097
6% 2/1/29 (b)	1,910,000	1,801,990
CVR Energy, Inc.:
5.25% 2/15/25 (b)	1,580,000	1,552,508
5.75% 2/15/28 (b)	175,000	166,241
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	89,154
6.45% 11/3/36 (b)	435,000	454,575
8.125% 8/16/30	30,000	34,275
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)	905,000	922,946
6.625% 7/15/25 (b)	225,000	232,630
EnLink Midstream LLC 5.625% 1/15/28 (b)	220,000	218,625
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	229,612
5.45% 6/1/47	605,000	484,560
5.6% 4/1/44	1,018,000	824,939
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	988,950
5.5% 7/15/28	905,000	859,777
6.5% 7/15/48	550,000	468,875
7.5% 6/1/27 (b)	710,000	710,000
EQT Corp. 3.9% 10/1/27	1,654,000	1,594,274
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,115,745
5.625% 2/15/26 (b)	592,000	604,432
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	380,000	382,850
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	365,000	343,054
6.375% 4/15/27 (b)	300,000	299,649
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,476,502
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	563,407
4.3% 8/15/39	340,000	307,700
4.4% 4/15/46	995,000	895,500
4.4% 8/15/49	1,140,000	1,007,665
5.55% 3/15/26	1,660,000	1,728,990
6.125% 1/1/31	765,000	830,025
6.2% 3/15/40	330,000	348,150
6.45% 9/15/36	1,745,000	1,952,079
7.5% 5/1/31	330,000	395,672
7.875% 9/15/31	210,000	254,290
8.875% 7/15/30	715,000	893,035
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)	2,335,000	2,425,481
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	960,863
4.95% 7/15/29 (b)	570,000	539,793
6.875% 4/15/40 (b)	220,000	196,033
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,205,645
5.875% 3/15/28	215,000	214,903
6% 4/15/27	1,405,000	1,433,177
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	247,444
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	236,625
6% 3/1/27 (b)	1,111,000	1,083,614
6% 12/31/30 (b)	1,360,000	1,224,748
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	279,138
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	421,006
3.875% 11/1/33 (b)	365,000	331,238
4.125% 8/15/31 (b)	430,000	403,125
Western Gas Partners LP:
4.55% 2/1/30	2,950,000	2,819,817
4.65% 7/1/26	122,000	121,695
		54,077,039
Environmental - 0.7%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,249,500
6% 6/15/30 (b)	220,000	220,000
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	839,808
		2,309,308
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,281,069
4.625% 1/15/27 (b)	1,400,000	1,360,009
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,585,000	1,252,990
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	165,000	149,650
		6,043,718
Food/Beverage/Tobacco - 2.3%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	696,000	718,406
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	1,660,000	1,610,200
6.5% 4/15/29 (b)	3,994,000	4,043,925
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	160,650
6.25% 4/15/25 (b)	1,660,000	1,709,800
		8,242,981
Gaming - 1.8%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	388,262
5.75% 7/21/28 (b)	805,000	617,838
MGM Resorts International 5.75% 6/15/25	620,000	621,736
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	688,475
4.5% 9/1/26 (b)	2,592,000	2,473,779
4.625% 6/15/25 (b)	315,000	307,506
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,297,495
		6,395,091
Healthcare - 8.2%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	181,989
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,215,000	1,182,839
Catalent Pharma Solutions:
3.125% 2/15/29 (b)	1,100,000	986,926
3.5% 4/1/30 (b)	1,625,000	1,459,701
Centene Corp.:
2.45% 7/15/28	70,000	62,857
2.5% 3/1/31	1,390,000	1,179,430
3.375% 2/15/30	2,000,000	1,835,000
4.25% 12/15/27	1,425,000	1,417,875
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	265,000	245,543
4.25% 5/1/28 (b)	150,000	145,106
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	556,000
HCA Holdings, Inc.:
5.375% 2/1/25	1,600,000	1,653,200
5.375% 9/1/26	5,515,000	5,742,494
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	1,012,500
4.625% 2/1/28 (b)	170,000	168,975
IQVIA, Inc. 5% 5/15/27 (b)	630,000	630,441
Jazz Securities DAC 4.375% 1/15/29 (b)	305,000	294,325
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	485,000	441,200
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	775,000	743,055
5.125% 4/30/31 (b)	1,050,000	1,009,444
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	292,908
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	5,745,000	5,527,868
4.875% 1/1/26 (b)	690,000	688,454
5.125% 11/1/27 (b)	1,500,000	1,488,570
		28,946,700
Homebuilders/Real Estate - 2.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	371,907
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	425,581
Howard Hughes Corp. 4.375% 2/1/31 (b)	675,000	598,928
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	637,501
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,480,914
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	477,045
Service Properties Trust:
3.95% 1/15/28	85,000	65,845
4.375% 2/15/30	605,000	444,675
4.95% 10/1/29	515,000	405,215
5.5% 12/15/27	480,000	426,598
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	674,940
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,456,258
		9,465,407
Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	980,275
4% 5/1/31 (b)	3,185,000	2,919,690
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	428,215
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	558,623
		4,886,803
Leisure - 1.2%
Carnival Corp.:
7.625% 3/1/26 (b)	1,465,000	1,375,283
10.5% 2/1/26 (b)	2,290,000	2,465,185
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	325,000	275,997
9.125% 6/15/23 (b)	265,000	270,300
		4,386,765
Metals/Mining - 0.2%
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	20,000	19,253
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	54,996
Mineral Resources Ltd. 8% 11/1/27 (b)	495,000	510,050
		584,299
Paper - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (b)	290,000	208,522
Restaurants - 0.1%
Yum! Brands, Inc. 3.625% 3/15/31	470,000	415,688
Services - 5.1%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	320,364
4.875% 7/15/32 (b)	355,000	308,372
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	196,000	181,796
AECOM 5.125% 3/15/27	2,030,000	2,027,361
Aramark Services, Inc. 5% 2/1/28 (b)	3,660,000	3,564,840
ASGN, Inc. 4.625% 5/15/28 (b)	3,400,000	3,183,250
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,491,478
4% 7/1/29 (b)	140,000	132,483
Fair Isaac Corp. 4% 6/15/28 (b)	435,000	413,154
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	187,063
3.75% 10/1/30 (b)	530,000	491,575
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	778,400
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,270,000	1,200,988
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,277,775
Service Corp. International 5.125% 6/1/29	695,000	695,544
TriNet Group, Inc. 3.5% 3/1/29 (b)	595,000	530,448
		17,784,891
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	656,040
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	212,034
5% 2/15/32 (b)	250,000	226,398
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,095,000	1,093,045
Gap, Inc. 3.875% 10/1/31 (b)	360,000	256,500
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,256,957
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	460,688
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,147,457
		4,653,079
Technology - 5.3%
Block, Inc. 2.75% 6/1/26 (b)	360,000	332,037
CDK Global, Inc. 5.25% 5/15/29 (b)	2,398,000	2,398,000
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	553,575
Entegris, Inc. 4.375% 4/15/28 (b)	2,100,000	1,958,250
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	797,409
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,391,208
II-VI, Inc. 5% 12/15/29 (b)	1,385,000	1,298,438
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	488,578
4.125% 8/1/30 (b)	305,000	271,380
MicroStrategy, Inc. 6.125% 6/15/28 (b)	545,000	461,888
onsemi 3.875% 9/1/28 (b)	620,000	588,138
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,593,820
3.875% 12/1/29 (b)	180,000	164,743
Roblox Corp. 3.875% 5/1/30 (b)	890,000	789,786
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	1,072,853
5.625% 11/1/24 (b)	1,000,000	1,016,838
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,193,156
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	406,849
Twilio, Inc. 3.875% 3/15/31	295,000	265,609
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	653,457
		18,696,012
Telecommunications - 9.9%
Altice Financing SA 5% 1/15/28 (b)	460,000	416,758
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,555,860
Level 3 Financing, Inc. 4.25% 7/1/28 (b)	3,815,000	3,347,663
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	2,440,000	2,257,000
5.625% 4/1/25	1,765,000	1,752,274
6.875% 1/15/28	80,000	76,403
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	171,900
5.125% 1/15/28 (b)	1,800,000	1,691,213
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,404,000	2,265,698
SBA Communications Corp. 3.875% 2/15/27	705,000	689,226
Sprint Capital Corp.:
6.875% 11/15/28	7,935,000	8,976,690
8.75% 3/15/32	1,720,000	2,234,289
Telecom Italia Capital SA:
6% 9/30/34	739,000	653,180
7.2% 7/18/36	3,400,000	3,073,056
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,347,390
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,585,000	1,459,769
		34,968,369
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	156,391
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	106,326
		262,717
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	321,824
XPO Logistics, Inc. 6.25% 5/1/25 (b)	168,000	173,136
		494,960
Utilities - 7.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,195,788
4.75% 3/15/28 (b)	290,000	276,950
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,305,331
InterGen NV 7% 6/30/23 (b)	1,496,000	1,443,640
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	143,810
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,710,000	1,504,800
5.25% 6/15/29 (b)	1,251,000	1,220,025
5.75% 1/15/28	1,319,000	1,322,429
6.625% 1/15/27	339,000	347,924
PG&E Corp.:
5% 7/1/28	5,555,000	5,249,253
5.25% 7/1/30	2,395,000	2,209,364
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	598,185
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	795,659
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,646,315
5.5% 9/1/26 (b)	2,052,000	2,038,190
5.625% 2/15/27 (b)	960,000	960,480
		25,258,143
TOTAL NONCONVERTIBLE BONDS		317,816,513
TOTAL CORPORATE BONDS (Cost $337,510,662)		319,465,904

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (d)(e)(f)	95,096	95,477
Services - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (d)(e)(f)	130,000	124,313
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 8/1/25 (d)(e)(f)(g)	330,000	318,863
TOTAL BANK LOAN OBLIGATIONS (Cost $534,578)		538,653

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.9%
Ally Financial, Inc. 4.7% (d)(h) (Cost $3,800,000)	3,800,000	3,204,828

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (i) (Cost $25,785,487)	25,782,269	25,787,426

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $367,630,727)	348,996,811
NET OTHER ASSETS (LIABILITIES) - 0.9%	3,081,054
NET ASSETS - 100.0%	352,077,865

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,913,870 or 57.1% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	24,916,243	66,756,855	65,885,672	24,679	-	-	25,787,426	0.0%
Total	24,916,243	66,756,855	65,885,672	24,679	-	-	25,787,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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